Summary of Significant Accounting Policies (Details) $ in Millions		3 Months Ended			12 Months Ended
	Dec. 16, 2015	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2016 USD ($) reporting_unit ARS / $ VEF / $	Dec. 31, 2015 USD ($) ARS / $ VEF / $	Dec. 31, 2014 USD ($) VEF / $	Mar. 31, 2016 VEF / $	Mar. 23, 2014 VEF / $	Dec. 31, 2013 USD ($)
Investment [Line Items]
Number of reporting units | reporting_unit					10
Foreign currency exchange rate | VEF / $						199
Net remeasurement gain (loss)				$ (18.0)	$ 1.4	$ (26.8)	$ (127.2)
Brinks investments in Venezuelan Operations on an equity-method basis					3.5	4.9
Bolivar-denominated nonmonetary assets					684.1	647.8	746.9
Cash and cash equivalents					183.5	181.9	176.2			$ 255.5
Accumulated other comprehensive income					907.0	891.9
Venezuela impairment					0.0	35.3	0.0
Long lived assets of Venezuela					531.0	549.0	669.5
Revenues					3,020.6	3,061.4	3,562.3
Restricted cash					55.5	16.4
Accrued liabilities					385.7	401.2
Current maturities of long-term debt					32.8	39.8
Net cash provided by operating activities					167.5	195.9	141.3
Net cash (used) provided by financing activities					44.9	52.5	(3.3)
Argentina conversion losses					$ 0.1	$ 7.1	$ 3.6
Maximum
Investment [Line Items]
Remaining useful lives (in years)					11 years
Foreign currency exchange rate | VEF / $						200
Minimum
Investment [Line Items]
Remaining useful lives (in years)					1 year
Foreign currency exchange rate | VEF / $						170
Venezuela
Investment [Line Items]
Foreign currency exchange rate | VEF / $							51
Net remeasurement gain (loss)					$ (4.8)
Exchange rate remeasurement | VEF / $					674		6.3	273
After-tax income (loss) attributable to NCI					$ 2.7	$ (5.6)	$ (39.7)
Approved amount for exchange mechanism							$ 1.2
Decline in rate					59.00%
Venezuela impairment		$ 0.8	$ 34.5		$ 13.6	35.3
Long lived assets of Venezuela					$ 10.1
Venezuela | Maximum
Investment [Line Items]
Foreign currency exchange rate | VEF / $									6.3
Venezuela | Venezuelan bolívar fuerte
Investment [Line Items]
Foreign currency exchange rate | VEF / $							50
Net remeasurement gain (loss)						(18.1)	$ (121.6)
Exchange rate remeasurement | VEF / $					674
Brinks investments in Venezuelan Operations on an equity-method basis					$ 19.2	26.0
Venezuelan operations nonmonetary assets					17.6	13.5
Bolivar-denominated nonmonetary assets					1.4	9.5
Cash and cash equivalents					6.8	6.2
Accumulated other comprehensive income					$ 114.7	113.0
Ireland
Investment [Line Items]
Revenues						$ 20.0
Argentina
Investment [Line Items]
Foreign currency exchange rate | ARS / $					15.9
Argentina | Maximum
Investment [Line Items]
Foreign currency exchange rate | ARS / $						9.8
Argentina | Minimum
Investment [Line Items]
Foreign currency exchange rate | ARS / $						8.5
Argentina | Argentina, Pesos
Investment [Line Items]
Cash and cash equivalents					$ 11.6
Argentina conversion losses					0.1	$ 7.1	$ 3.6
Argentina | Argentina, Pesos | Maximum
Investment [Line Items]
Devaluation settled rates	40.00%
Argentina | Argentina, Pesos | Minimum
Investment [Line Items]
Devaluation settled rates	30.00%
Venezuela Investment | Venezuela
Investment [Line Items]
Net payables to affiliates					$ 6.1	18.7
Adjustment for Misclassification Error Correction
Investment [Line Items]
Net cash provided by operating activities						208.8
Net cash (used) provided by financing activities						49.0
Restatement Adjustment | Adjustment for Misclassification Error Correction
Investment [Line Items]
Restricted cash						16.4
Accrued liabilities						(12.9)
Current maturities of long-term debt						$ 3.5